Taxes	12 Months Ended
Mar. 31, 2012
Taxes [Abstract]
Taxes

13. Taxes

MKHL is incorporated in the British Virgin Islands and is generally not subject to taxation. MKHL’s subsidiaries are subject to taxation in the United States and various other foreign jurisdictions which are aggregated in the “Non-U.S,” information captioned below.

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
United States	$227,514	$134,197	$48,300
Non-U.S.	21,302	(978)	6,647

Total income before provision for income taxes	$248,816	$133,219	$54,947

The provision for income taxes was as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Current
U.S. Federal	$79,690	$30,494	$552
U.S. State	20,916	11,527	1,976
Non-U.S.	8,575	6,249	2,146

Total current	109,181	48,270	4,674

Deferred
U.S. Federal	(4,128)	9,950	8,203
U.S. State	(3,595)	2,057	3,718
Non-U.S.	(6)	436	(896)

Total deferred	(7,729)	12,443	11,025

Total provision for income taxes	$101,452	$60,713	$15,699

The following table summarizes the significant differences between the United States Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes:

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Federal tax at 35% statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	4.8%	7.1%	10.6%
Differences in tax effects on foreign income	-1.3%	1.9%	-1.7%
Foreign tax credit	-0.6%	-1.1%	0.0%
Reserve for potential witholding requirements (1)	0.0%	0.1%	-15.2%
Liability for uncertain tax positions	0.2%	0.3%	0.5%
Effect of changes in valuation allowances on deferred tax assets	1.8%	2.5%	-1.4%
Other	0.9%	-0.2%	0.8%

	40.8%	45.6%	28.6%

(1)	During Fiscal 2010, as a result of the reorganization of certain of the Company’s international operations, certain withholding tax requirements were eliminated and the related deferred tax liability previously required to be recognized of approximately $8.4 million was reversed.

Significant components of the Company’s deferred tax assets (liabilities) consist of the following (in thousands):

	March 31, 2012	April 2, 2011
Deferred tax assets
Inventories	$5,185	$4,683
Payroll related accruals	1,123	239
Deferred rent	11,677	8,304
Net operating loss carryforwards	8,142	4,460
Stock compensation	7,777	—
Deferred revenue	3,993	2,096
Other	1,464	794

	39,361	20,576
Valuation allowance	(8,233)	(4,387)

Total deferred tax assets	31,128	16,189

Deferred tax liabilities
Goodwill and intangibles	(1,222)	(1,380)
Depreciation	(20,801)	(10,602)
Other	(308)	(429)

Total deferred tax liabilities	(22,331)	(12,411)

Net deferred tax assets	$8,797	$3,778

The Company maintains valuation allowances on deferred tax assets applicable to subsidiaries in jurisdictions for which separate income tax returns are filed where realization of the related deferred tax assets from future profitable operations is not reasonably assured. Deferred tax valuation allowances were increased by approximately $4.4 million in Fiscal 2012, $3.3 million in Fiscal 2011, and $0.8 million in Fiscal 2010. As a result of the attainment and expectation of achieving profitable operations in certain countries comprising the Company’s European operations and certain state jurisdictions in the United States, for which deferred tax valuation allowances had been previously established, the Company released valuation allowances amounting to approximately $0.2 million in Fiscal 2012 and $0.9 million in Fiscal 2011. The above amounts exclude the effect of currency translation adjustments.

The Company has U.S. state and non-U.S. net operating loss carryforwards of approximately $2.9 million and $43.7 million, respectively, that will begin to expire in 2026 and 2016, respectively.

As of March 31, 2012, the Company has accrued a liability of approximately $1.9 million related to uncertain tax positions, which includes accrued interest, which is included in other long-term liabilities in the consolidated balance sheets.

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate was approximately $1.8 million at March 31, 2012, and approximately $0.9 million at April 2, 2011. A reconciliation of the beginning and ending amounts of unrecognized tax benefits, excluding accrued interest, for Fiscal 2012 and Fiscal 2011, are presented below (in thousands):

	March 31, 2012	April 2, 2011
Unrecognized tax benefits beginning balance	$939	$378
Additions related to prior period tax positions	246	—
Additions related to current period tax positions	573	675
Decreases from prior period positions	—	(114)

Unrecognized tax benefits ending balance	$1,758	$939

The Company classifies interest and penalties related to unrecognized tax benefits as components of the provision for income taxes. Interest recognized through the consolidated statements of operations for Fiscal 2012 and Fiscal 2011 was approximately $0.1 million and $0.1 million, respectively.

The total amount of unrecognized tax benefits relating to the Company’s tax positions is subject to change based on future events, including, but not limited to, the settlements of ongoing audits and/or the expiration of applicable statutes of limitations. The Company files income tax returns in the United States, for federal, state, and local purposes, and in certain foreign jurisdictions. With few exceptions, the Company is no longer subject to examinations by the relevant tax authorities for years prior to its fiscal year ended March 31, 2008.

The total amount of undistributed earnings of United States and other non-U.S. subsidiaries as of March 31, 2012 was approximately $274.3 million. It is the Company’s intention to permanently reinvest undistributed earnings of its United States and non-U.S. subsidiaries and thereby indefinitely postpone their remittance. Accordingly, no provision has been made for withholding taxes or income taxes which may become payable if undistributed earnings are paid as dividends.